Financial Instruments and Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments and Financial Risk Management [Abstract]
Summary of financial liabilities measured at fair value
	June 30,	December 31,
	2018	2017
	Unaudited	Audited
	USD in thousands
Fair value of warrants	$948	$1,028
Unrecognized Day 1 Loss	(414)	(469)
Warrants, net	$534	$559